Group Information - Summary of Information About Subsidiaries of the Group (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Mereo BioPharma 1 Limited [member]
Disclosure of subsidiaries [line items]
Name	Mereo BioPharma 1 Limited
Principal activities	Pharmaceutical R&D
Country of incorporation	U.K.
% equity interest	100.00%	100.00%
Mereo BioPharma 2 Limited [member]
Disclosure of subsidiaries [line items]
Name	Mereo BioPharma 2 Limited
Principal activities	Pharmaceutical R&D
Country of incorporation	U.K.
% equity interest	100.00%	100.00%
Mereo BioPharma 3 Limited [member]
Disclosure of subsidiaries [line items]
Name	Mereo BioPharma 3 Limited
Principal activities	Pharmaceutical R&D
Country of incorporation	U.K.
% equity interest	100.00%	100.00%
Mereo BioPharma 4 Limited [member]
Disclosure of subsidiaries [line items]
Name	Mereo BioPharma 4 Limited
Principal activities	Pharmaceutical R&D
Country of incorporation	U.K.
% equity interest	100.00%	100.00%
Mereo BioPharma Ireland Limited [member]
Disclosure of subsidiaries [line items]
Name	Mereo BioPharma Ireland Limited
Principal activities	Pharmaceutical R&D
Country of incorporation	Ireland
% equity interest	100.00%
Mereo US Holdings Inc [member]
Disclosure of subsidiaries [line items]
Name	Mereo US Holdings Inc
Principal activities	Holding
Country of incorporation	U.S.
% equity interest	100.00%
Mereo MergerCo One Inc [member]
Disclosure of subsidiaries [line items]
Name	Mereo MergerCo One Inc.
Principal activities	Holding
Country of incorporation	U.S.
% equity interest	100.00%
Mereo BioPharma Group plc Employee Benefit Trust [member]
Disclosure of subsidiaries [line items]
Name	Mereo BioPharma Group plc Employee Benefit Trust
Principal activities	Employee share scheme
Country of incorporation	Jersey